Pension and Other Post-Retirement Plans - Fair Value of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.K. Plan
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	$ 64.7	$ 63.7
U.K. Plan | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	0.2	0.3
U.K. Plan | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	51.7	50.9
U.K. Plan | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	12.9	12.5	$ 11.8
U.K. Plan | Global return fund
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	19.3	19.3
U.K. Plan | Global return fund | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	19.4	19.3
U.K. Plan | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	6.1	6.1
U.K. Plan | Corporate bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	6.1	6.1
U.K. Plan | Real estate
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	12.9	12.5
U.K. Plan | Real estate | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	12.9	12.5
U.K. Plan | Cash
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	0.2	0.3
U.K. Plan | Cash | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	0.2	0.3
U.K. Plan | U.K | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	15.8	15.2
U.K. Plan | U.K | Equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	15.8	15.2
U.K. Plan | Other foreign countries | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	10.4	10.3
U.K. Plan | Other foreign countries | Equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	10.4	10.3
Canadian Plan
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	39.8	42.9
Canadian Plan | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	25.8	26.7
Canadian Plan | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	14.0	16.2
Canadian Plan | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	5.7	6.5
Canadian Plan | Government bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	5.7	6.5
Canadian Plan | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Total pension assets		9.1
Canadian Plan | Corporate bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total pension assets		9.1
Canadian Plan | Other short-term investment
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	1.2	0.4
Canadian Plan | Other short-term investment | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	1.2	0.4
Canadian Plan | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	0.2	0.3
Canadian Plan | Cash and cash equivalents | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	0.2	0.3
Canadian Plan | Canada | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	7.0	7.9
Canadian Plan | Canada | Equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	6.3	7.3
Canadian Plan | Canada | Equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	0.7	0.6
Canadian Plan | Canada | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	7.6
Canadian Plan | Canada | Corporate bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	7.6
Canadian Plan | Other foreign countries | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	18.1	18.7
Canadian Plan | Other foreign countries | Equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	$ 18.1	$ 18.7